PSF PGIM Jennison Growth Portfolio Annual Fund Operating Expenses - PSF PGIM Jennison Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.02%	[1]
Expenses (as a percentage of Assets)	0.62%	[1]
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.60%	[1],[2]
Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Component1 Other Expenses	0.15%	[1]
Other Expenses (as a percentage of Assets):	0.02%	[1]
Expenses (as a percentage of Assets)	1.02%	[1]
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	1.00%	[1],[2]
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Component1 Other Expenses	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.02%	[1]
Expenses (as a percentage of Assets)	0.87%	[1]
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.85%	[1],[2]

[1]	Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (both before and after fee waivers and/or expense reimbursement) in the Portfolio’s Financial Highlights are attributable to a change in the contractual waiver during or after the most recent fiscal year end.
[2]	The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2027. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.